CONTRIBUTED SURPLUS-WARRANT RESERVE - Summary of Contributed Surplus-Warrant Reserve (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, January 1	2,923,770	1,714,421	925,782
Number of Equity Warrants, Issued	3,725,845	2,076,785	879,412
Number of Equity Warrants, Exercised	(19,568)
Number of Equity Warrants, Expired	(135,323)
Number of Equity Warrants, Exercised | $ / shares	$ 0.73
Number of Equity Warrants, Expired | $ / shares	$ 2.83
Balance, December 31	5,257,089	2,923,770	1,714,421
Equity Warrant Units Outstanding [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, January 1	2,131,716	591,911
Number of Equity Warrants, Exercised	(1,318,675)
Number of Equity Warrants, Expired	(591,911)
Balance, December 31	9,912,633	2,131,716	591,911
Equity Warrant Units Outstanding [Member] | January 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	3,709,677
Equity Warrant Units Outstanding [Member] | January 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	518,234
Equity Warrant Units Outstanding [Member] | February 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	4,792,625
Equity Warrant Units Outstanding [Member] | February 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	670,967
Equity Warrant Units Outstanding [Member] | Issuance of broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued		1,539,805
Warrant Reserve Outstanding [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, January 1	1,671	642
Number of Equity Warrants, Exercised	(994)
Number of Equity Warrants, Expired	(642)
Balance, December 31	11,749	1,671	642
Warrant Reserve Outstanding [Member] | January 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	3,164
Warrant Reserve Outstanding [Member] | January 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	1,384
Warrant Reserve Outstanding [Member] | February 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	5,928
Warrant Reserve Outstanding [Member] | February 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	1,238
Warrant Reserve Outstanding [Member] | Issuance of broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued		1,029
Average exercise price [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, January 1 | $ / shares	1.72	3.40
Number of Equity Warrants, Exercised | $ / shares	$ 1.51
Number of Equity Warrants, Expired | $ / shares	$ 3.40
Balance, December 31 | $ / shares	2.47	1.72	3.40
Average exercise price [Member] | January 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued | $ / shares	2.00
Average exercise price [Member] | January 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued | $ / shares	1.94
Average exercise price [Member] | February 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued | $ / shares	3.00
Average exercise price [Member] | February 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued | $ / shares	3.00
Average exercise price [Member] | Issuance of broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued | $ / shares		1.08